Condensed Consolidated Balance Sheets (unaudited) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 477,610	$ 1,657,422	$ 1,047,786
Restricted cash	3,440,837	982,064	801,230
Accounts receivable, net	396,186	430,171	463,187
Inventory, net	7,658,053	8,874,099	7,099,970
Prepaid expenses and other current assets	94,834	130,141	297,023
Total Current Assets	12,067,520	12,073,897	9,709,196
Property and equipment, net	181,921	191,957	193,243
Goodwill	8,448,759	8,448,759	8,406,561
Intangible assets, net	3,142,337	3,724,466	5,043,972
Capitalized technology, net	884,424	934,193	886,543
Other assets	61,750	124,358	79,145
Total Assets	24,786,711	25,497,630	24,318,660
Current Liabilities:
Accounts payable	4,208,200	4,328,422	2,563,598
Accrued expenses	1,366,616	916,961	729,160
Due to related party	48,991
Promissory note payable		673,332
Deferred revenue	229,152	374,098	814,295
Capital lease obligations	14,029	10,664
Lease termination payable			5,000
Total Current Liabilities	5,866,988	6,303,477	4,112,053
Promissory note payable, net of current portion	8,310,148	6,441,000	5,087,043
Capital lease obligations, net of current portion	49,851	47,986
Placement rights derivative liability			1,130,000
Total Liabilities	14,226,987	12,792,463	10,329,096
Stockholders' Equity:
Common stock; $0.0001 par value; 43,333,333 shares authorized; 20,154,999, 20,134,999 and 19,751,999 shares issued and outstanding, respectively	2,015	2,013	1,976
Additional paid in capital	71,464,215	71,089,882	68,662,578
Accumulated deficit	(60,906,506)	(58,386,728)	(54,674,990)
Total Stockholders' Equity	10,559,724	12,705,167	13,989,564
Total Liabilities and Stockholders' Equity	24,786,711	25,497,630	24,318,660
Convertible Series A Preferred Stock [Member]
Stockholders' Equity:
Convertible preferred stock
Convertible Series B Preferred Stock [Member]
Stockholders' Equity:
Convertible preferred stock
Convertible Series C Preferred Stock [Member]
Stockholders' Equity:
Convertible preferred stock
Convertible Series E Preferred Stock [Member]
Stockholders' Equity:
Convertible preferred stock